Note 4 - Securities	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of financial assets [text block]

4.	Securities:

As at April 30, 2023, the Bank held securities totalling $39.7 million ( October 31, 2022 - $141.6 million), comprised of a Government of Canada Treasury Bill for $19.5 million with a face value of $20.0 million at maturity on May 25, 2023, yielding 2.81%, and a US Government Treasury Bill for US$14.4 million ($19.5 million) with a face value of US$14.5 million ($19.7 million) at maturity on May 2, 2023, yielding 4.70%.